NOTE 12 - Share Capital: Schedule of Warrants outstanding (Details) - Warrant	12 Months Ended
Dec. 31, 2024 $ / shares shares
Transaction #1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	518,174
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 30, 2025
Transaction #2
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	150,978
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.52
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 28, 2025
Transaction #3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	1,178,501
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Oct. 30, 2025
Transaction #4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	180,715
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Dec. 22, 2025
Transaction #5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares	2,028,368
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0